Concentration of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty
The Plan is concentrated in the following investments as of December 31, 2025 and 2024.

Investment	Description	December 31, 2025	December 31, 2024
MassMutual Stable Value Core	Guaranteed Interest Account	13%	17%
Fidelity 500 Index Fund	Mutual Fund	20%	19%